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 T. ROWE PRICE
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 New Income Fund, Inc.

 Supplement to prospectus dated October 1, 1997
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 Effective January 15, 1998, the question and answer on page 5 of the prospectus will be changed as follows:

What is the credit quality of the fund's investments?

Securities purchased by the fund must be rated within the four highest credit categories (AAA, AA, A, BBB) by at least one established public rating agency (or, if unrated, must have a T. Rowe Price equivalent). The fund will not purchase any security rated below investment grade (i.e., below BBB) by Standard & Poor's, Moody's, or Fitch Investors Services, except that with respect to 15% of its total assets, the fund may invest in "split-rated securities" which are securities that are rated within the four highest credit categories by at least one rating agency and below investment grade by another rating agency.

Investment-grade securities include a range from the highest rated to medium quality. Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances, and securities at the lower end of the BBB category have certain speculative characteristics.

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 The date of this supplement is December 1, 1997.
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                                                              F43-044 12/1/97

 T. ROWE PRICE
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 U.S. Treasury Funds, Inc.
 U.S. Treasury Intermediate Fund

 Supplement to prospectus dated October 1, 1997
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 Effective January 15, 1998, the question and answer on page 6 of the prospectus will be changed as follows:

What are the funds' objectives and investment programs?

U.S. Treasury Intermdediate Fund
The fund's investment objective is a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The fund will invest at least 85% of total assets in U.S. Treasury securities and investments involving these securities. The remaining assets will be invested in other securities backed by the full faith and credit of the U.S. government and investments involving these securities. The fund's dollar-weighted average maturity is expected to range between three and seven years. No security will have a remaining effective maturity of more than 10 years from the time of purchase.

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 The date of this supplement is December 1, 1997.
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                                                               C07-041 12/1/97